12. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2018:

Total Capital (to Risk-Weighted Assets)
Consolidated	$149,076	16.15%	91,133	9.88%	N/A	N/A
Bank	$146,640	15.91%	90,995	9.88%	92,147	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$142,631	15.46%	72,676	7.88%	N/A	N/A
Bank	$140,195	15.21%	72,566	7.88%	73,717	8.00%
Tier 1 Capital (to Average Assets)
Consolidated	$142,631	13.05%	43,723	4.00%	N/A	N/A
Bank	$140,195	12.76%	43,950	4.00%	54,937	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$122,631	13.29%	58,833	6.38%	N/A	N/A
Bank	$140,195	15.21%	58,744	6.38%	59,895	6.50%

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2017:

Total Capital (to Risk-Weighted Assets)
Consolidated	$138,492	16.06%	79,758	9.25%	N/A	N/A
Bank	$136,299	15.83%	79,627	9.25%	86,084	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$132,126	15.32%	62,513	7.25%	N/A	N/A
Bank	$129,933	15.09%	62,411	7.25%	68,867	8.00%
Tier 1 Capital (to Average Assets)
Consolidated	$132,126	11.94%	44,255	4.00%	N/A	N/A
Bank	$129,933	11.69%	44,475	4.00%	55,594	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$112,126	13.00%	49,579	5.75%	N/A	N/A
Bank	$129,933	15.09%	49,498	5.75%	55,954	6.50%